COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2026
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2026 were as follows:

Fiscal year ending
February 2027	$6,324
February 2028	5,719
February 2029	4,439
February 2030	2,676
February 2031	1,010
Thereafter	265
Total	$20,433